Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2021
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN GROWTH FUND, INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0000005138
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 17, 2021
Document Effective Date	dei_DocumentEffectiveDate	Dec. 17, 2021
Prospectus Date	rr_ProspectusDate	Nov. 30, 2021
AMERICAN GROWTH FUND Series Two
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Risk/Return Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary objective is growth of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Income is a secondary investment objective.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the American Growth Fund. More information about these breakpoints can be found under “Distribution Arrangements” on page 26 of this prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment) ended July 31, 2021:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The American Growth Cannabis Fund (the “Fund”) pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended July 31, 2021, the Fund’s portfolio turnover rate was 461% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	461.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the American Growth Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Expense Example Footnotes [Text Block]	rr_ExpenseExampleFootnotesTextBlock

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. The one-year expense calculation includes the fee waiver (as stated above). If the fee waiver remains in effect past, the 3-year, 5-year and 10-year expenses may be lower.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Investment Research Corporation (the "Advisor") manages the Fund by searching for companies/investments in the legal cannabis and hemp related businesses with growth potential that could show faster growth than markets indexes. The Advisor also looks for securities of companies in these businesses that are considered undervalued or out of favor with investors or are expected to increase in price over time. We use a consistent approach to build the Fund’s security portfolio which is made up primarily of common stocks of companies involved in the legal cannabis and hemp businesses. The Fund will concentrate (i.e., invest more than 25% of its total assets) in the securities of issuers in the Pharmaceuticals, Botanical Medical Chemical and Biotechnology Industry Group. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in exchange-traded equity securities of companies engaged in legal cannabis and hemp related businesses. The Fund considers a company to be engaged in the legal cannabis and hemp business if the company derives at least 50% of its revenue from the legal cannabis and hemp industries. As of the date of this Prospectus, the Fund’s holdings do not include companies that grow or distribute cannabis within the United States. The Fund may invest in companies that are listed on exchanges in countries where cannabis is legal, but which have operations in the United States. These companies only supply products and/or perform activities that are legal under applicable national and local laws, including U.S. federal and state laws.
The legal cannabis industry is composed of the following areas: (i) the legal production, growth and distribution of hemp, as well as extracts, derivative products or synthetic versions thereof; (ii) financial services (insurance offerings, property leasing, financing, capital markets activity and investments) provided to companies involved in the production, growth and distribution of cannabis; (iii) pharmaceutical applications of cannabis; (iv) cannabidiol (better known as CBD) and cannabis oil products, edibles, topicals, drinks and other products; and (v) products that may be used to consume cannabis.
The cannabis plant contains more than 100 different chemicals called cannabinoids. Each one has a different effect on the body and they have a variety of uses or potential uses to treat various medical and other conditions. Some possible uses for cannabis related medicine may include treatments for Alzheimer’s disease, epilepsy, mental health conditions like PTSD and nausea to name a few. Some examples of the types of companies we may invest in are:

*	Pharmaceutical companies primarily engaged in the research, development, marketing and/or distribution of cannabis related drugs.
*

Botanical Medical Chemical companies primarily engaged in manufacturing cannabis bulk organic and inorganic medicinal chemicals and their derivatives and processing (grading, grinding, and milling) bulk botanical drugs.

*

Biotechnology companies engaged in the exploitation of cannabis biological processes for industrial and other purposes, especially the genetic manipulation of microorganisms for the production of antibiotics, hormones, etc.

 “Hemp” refers to cannabis plants with a delta-9 tetrahydrocannabinol ("THC") concentration of not more than 0.3 percent on a dry weight basis, as well as derivatives thereof, whereas "marijuana" refers to all other cannabis plants and derivatives thereof. Hemp can be grown as a renewable source for raw materials that can be incorporated into thousands of products. Its seeds and flowers are used in health foods, organic body care, and other nutraceuticals. The fibers and stalks are used in hemp clothing, construction materials, paper, biofuel, plastic composites, and more. Many CBD oil products are extracted from hemp, rather than other members of the cannabis family, as CBD dominates the plant’s makeup.
The Fund’s equity investments will consist only of exchange traded equity securities of companies that are engaged in legal activities under applicable national and local laws, including U.S. federal and state laws. The Fund will not invest in companies that violate anti-money laundering as defined by various laws. The Fund will only invest in companies that list their securities on exchanges that require the companies’ compliance with all laws, rules and regulations applicable to their business, including U.S. federal and state laws.
These companies may be domestic or foreign entities and are engaged in the legal cannabis and hemp business under national and local laws, including U.S. federal and state law, as applicable. The Fund may have exposure to emerging market issuers. In addition to the principal investment strategy, the Fund may also invest in securities convertible into common stock in companies involved in the legal cannabis and hemp business. These securities may be issued by large companies and also small and mid-sized companies, micro-cap companies as well as REITs. Income through dividend payments is a secondary objective. Income also becomes a Fund objective when it is in a temporary, defensive position.
The Fund may invest in securities of other investment companies, including exchange-traded funds, to obtain desired exposures. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
There are several reasons that could cause the Advisor to sell all, or a portion of, a position of the Fund’s portfolio holdings. These reasons include, in the Advisor’s opinion, one or more of the following occurs: (i) the company no longer meets the investment criteria defined above; (ii) a particular security has achieved the Advisor’s investment expectations; (iii) the reason(s) for maintaining the position are no longer valid; (iv) the Advisor’s view of the business fundamentals or management of the underlying company changes; (v) a more attractive investment opportunity is found; (vi) general market conditions trigger a change in the Advisor’s assessment criteria; (vii) for other portfolio management reasons; or (viii) the Fund requires cash to meet redemption requests.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Loss of some or all of the money you invest is a risk of investing in the American Growth Cannabis Fund.
The primary risks of investing in the Fund are:

*

The American Growth Cannabis Fund concentrates its investments in the Pharmaceuticals, Botanical Medical Chemical and Biotechnology Industry Group and is subject to the risks associated with those industries. The value of the Fund’s shares will be affected by factors particular to the Pharmaceuticals, Botanical Medical Chemical and Biotechnology Industry Group and related sectors (such as government regulation) and may fluctuate more widely than that of a typical diversified fund.

*

General Risk - All investments are subject to inherent risk. Markets can trade in random or cyclical price patterns and prices can fall. The value of the American Growth Cannabis Fund can fluctuate as markets fluctuate over long and short periods of time.

*

Operational and Cybersecurity Risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

*

Market Risk - the value of an investment may fluctuate sharply and unpredictably. Overall market risks may affect the value of the Fund. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

*

Political, Economic and Regulatory Risk - Changes in economic and tax policies, high inflation rates, government instability, and other political or economic actions or factors that may have an adverse effect on the American Growth Cannabis Fund.

*

Cannabis Industry Risk – The cannabis industry is a very young, fast evolving industry with increased exposure to rule changes, changes in laws, heightened enforcement of existing laws, increasing regulations, increasing competition which may cause businesses to suddenly close or businesses to shrink as well as the possibility that a company currently operating legally may suddenly find itself exposed to illegal activities. Any company’s failure to comply with any regulatory requirements or any failure to maintain any permits/licenses could have a material adverse impact on the value of the Fund. Local, state and federal cannabis laws and regulations are constantly changing and they are subject to evolving interpretations, which could require companies in which the Fund has invested to incur substantial costs associated with compliance or to alter one or more of their service/product offerings. Cannabis remains illegal under United States federal law and a change in federal enforcement practices could significantly and negatively affect the value of the Fund.

Any change in law or interpretation could have a material adverse impact on the value of the Fund.

There remains the risk of federal criminal prosecution of those in the medical or adult use cannabis business, which could have a negative impact on the value of the Fund.

The Rohrabacher–Farr amendment (also known as the Rohrabacher–Blumenauer amendment) is legislation prohibiting the Justice Department from spending funds to interfere with the implementation of state medical cannabis laws. The amendment does not change the legal status of cannabis. Until that protection becomes a permanent law or if the amendment is not renewed in the future, the federal government’s enforcement of current federal laws could cause significant financial risk to the Fund.

*

Hemp-Related Risks – The FDA considers CBD a drug and that ingestible products cannot be sold with CBD in them unless and until they receive regulatory approval, there is regulatory and financial risk to any company selling such products and, thus, to the Fund’s investment in those companies.

The FDA is focusing only on sending cease and desist letters to date regarding the marketing of CBD products, there is a risk that the FDA changes it position and seeks to further enforce the FD&C Act in a manner that has not been done to date regarding cannabis-infused products.

The 2014 Farm Bill, as well as most of the state analogs, contemplate the growth and cultivation of industrial hemp, not the commercial sale or distribution of hemp or hemp products.  It is unclear whether companies in which the Fund invests are subject to the 2014 Farm Bill, as well as the state analogs if they were to start selling hemp-based CBD-infused products before implementation of the 2018 Farm Bill.

*

Cannabis and Hemp Risks - Businesses involved in the medical and adult use cannabis industries (and to some degree those in the hemp and hemp-derived product industry) continue to have trouble establishing and maintaining banking relationships.  An inability to open and maintain bank accounts may make it difficult to do business with cannabis and hemp companies in the United States, which could adversely impact the value of the Fund.

Companies involved in the cannabis industry also face intense competition, may have substantial burdens on company resources due to litigation, as well as complaints or enforcement actions, all of which could adversely impact the value of the Fund.

*

Emerging Market Risk - Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

*

Industry and Security Risk - the risk that the value of securities in a particular industry or the value of an individual stock or bond will decline because of changing expectations for the performance of that industry or for the individual company issuing the stock or bond.  The Fund may have significant holdings in certain industries and thus may be more susceptible to volatility in those industries, and thus more susceptible to losses.

*

Management and Selection Risk — The risk that the securities selected by the Fund’s management may underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

*	Large Cap Company Risk - slower response to competitors, technology and consumer tastes and slower growth rates during periods of economic expansion.
*	Mid Cap Risk - mid cap stocks tend to have a greater exposure to market fluctuations and failure.
*	Small Cap Risk - small cap stocks tend to have a high exposure to market fluctuations and failure.
*

Micro Cap Risk - low-priced stocks issued by the smallest of companies. Many microcap companies do not file financial reports with the SEC, so it's hard for investors to get the facts about the company's management, products, services, and finances. Microcap stocks historically have been more volatile and less liquid than the stock of larger companies.

*

REITs Risk - REITs may be subject to certain risks associated with the direct ownership of real property including declines in the value of real estate, risks related to general and local economic conditions, over building and increased competition, increase in property taxes and operating expenses, and variations in rental income.

*

Exchange-Traded Funds (“ETFs”) Risk - The Fund is subject to the risks associated with the securities or other investments in which the ETFs invest. The Fund’s shareholders will indirectly bear fees and expenses paid by the ETFs in which it invests, in addition to the Fund’s direct fees and expenses. An index-based ETF’s performance may not match that of the index it seeks to track. An actively managed ETF’s performance will reflect its advisor’s ability to make investment decisions that are suited to achieving the ETF’s investment objective.

*

Investments in Other Investment Companies Risk - the Fund’s investments in other investment companies will be subject to the risks of the other investment companies’ portfolio securities and the Fund will bear indirectly the fees and expenses of the other investment companies in which it invests.

*

New Issuer Risk - New Issuers have been in the business less than 3 years, may face increased pressures from established companies, new unseasoned management, may be more volatile and may offer less liquidity then larger companies.

*

Pharmaceutical Company Risk. Companies in the pharmaceutical industry can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection and intense competition.

*

Recent Market Conditions - An outbreak of respiratory disease caused by a novel coronavirus (COVID-19) was first detected in China in late 2019 and subsequently spread globally. As of the date of this Prospectus, the impact of the outbreak has continued to evolve, and cases of the virus have been identified in most developed and emerging countries throughout the world. The transmission of COVID-19 and efforts to contain its spread have resulted in significant disruptions to business operations, supply chains and customer activity, widespread business closures and layoffs, international, national and local border closings, extended quarantines and stay-at-home orders, event cancellations, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, as well as general concern and uncertainty that has negatively affected the global economy. These circumstances are evolving, and further developments could result in additional disruptions and uncertainty. These impacts also have caused significant volatility and declines in global financial markets, which have caused losses for investors.  The impact of the COVID-19 pandemic may last for an extended period of time and could result in a substantial economic downturn or recession, which may have a material adverse effect on the performance and financial condition of the securities in which the Fund invests, and on the overall performance of the Fund.

*

Liquidity Risk - American Growth Cannabis Fund may face increased liquidity risk which is the risk that a given security or asset may not be readily marketable. From time to time, there may be little or no active trading market for a particular investment in which the Fund may invest or is invested.

*	Convertible Security Risk - convertible securities have the risk of loss of principal before maturity.
*

Foreign Investment Risk - The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”). Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.

*

Risks Related to Investing in Canada - Because some of the investments of the Fund may be geographically concentrated in Canadian companies or companies that have a significant presence in Canada, investment results could be dependent on the condition of the Canadian economy. The Canadian economy is reliant on the sale of natural resources and commodities, which can pose risks such as the fluctuation of prices and the variability of demand for exportation of such products. Changes in spending on Canadian products by other countries or changes in the other countries’ economies may cause a significant impact on the Canadian economy. In particular, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States and China.

*

Portfolio Turnover Risk - High portfolio turnover (generally, turnover in excess of 100% in any given fiscal year) may result in increased transaction costs to the Fund and may result in higher taxes when shares are held in a taxable account.  These costs, which are not reflect in annual fund operating expenses or in the expense example, may lower the Fund’s total return.

*

Cybersecurity Risk - Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

*

Health Care Industry Concentration -The health care sector is subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by product liability claims, rapid obsolescence, and patent expirations.

*

Early Close/Trading Halt Risk - An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Because of the nature of the Fund, you should consider the investment to be a long-term investment that typically provides the best results when held for a number of years.
Please see the Statement of Additional Information for further discussion of risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of some or all of the money you invest is a risk
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table*
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table are intended to provide you with an indication of the risks of investing in the Fund by showing changes in performance from year to year and by showing how the Fund’s average annual returns for Class E shares for 1 year, 5 year and 10 year of the American Growth Cannabis Fund compared to those of the Standard and Poor’s 500 Index total return. Past performance, before and after taxes, is not predictive of future performance. Sales load and account fees are not reflected in the bar chart. If the sales load and account fees were included, the returns would be less than those that are shown. On July 29, 2016 and June 5, 2020, the Fund changed its investment strategy.  The following chart does not reflect the performance of the new investment strategy for periods prior to that date and may not be indicative of the current portfolio. Updated performance information for the Fund is available at the Fund’s web site (www.americangrowthfund.com) or toll-free telephone number (800) 525-2406.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table are intended to provide you with an indication of the risks of investing in the Fund by showing changes in performance from year to year and by showing how the Fund’s average annual returns for Class E shares for 1 year, 5 year and 10 year of the American Growth Cannabis Fund compared to those of the Standard and Poor’s 500 Index total return.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 525-2406
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.americangrowthfund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not predictive of future performance.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	* The Fund’s performance includes pre-cannabis periods of performance during which the Fund was not pursuing an investment strategy primarily focused on cannabis-related investments.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best calendar quarter ended 12/17: 25.88%. Worst calendar quarter ended 12/18: -22.47%. Year to date performance for the period ended 09/30/2021 was -10.15%.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts;
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Class E and after-tax returns for other Classes will vary
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes;
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts;
After-tax returns are shown for only Class E and after-tax returns for other Classes will vary.

AMERICAN GROWTH FUND Series Two | Standard and Poor's 500 Index (reflects no deduction for fees expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	13.45%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 23, 2021
AMERICAN GROWTH FUND Series Two | CLASS E
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AMREX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	4.98%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	6.31%	[5]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	6.02%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 1,139
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,251
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,340
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,968
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	1,139
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,251
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,340
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,968
Annual Return 2011	rr_AnnualReturn2011	(15.40%)
Annual Return 2012	rr_AnnualReturn2012	8.87%
Annual Return 2013	rr_AnnualReturn2013	19.76%
Annual Return 2014	rr_AnnualReturn2014	4.26%
Annual Return 2015	rr_AnnualReturn2015	0.78%
Annual Return 2016	rr_AnnualReturn2016	(8.76%)
Annual Return 2017	rr_AnnualReturn2017	(5.66%)
Annual Return 2018	rr_AnnualReturn2018	(24.62%)
Annual Return 2019	rr_AnnualReturn2019	(9.09%)
Annual Return 2020	rr_AnnualReturn2020	19.06%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date performance
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.15%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.47%)
1 Year	rr_AverageAnnualReturnYear01	5.83%	[8]
5 Years	rr_AverageAnnualReturnYear05	(10.32%)	[1],[8]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.81%)	[2],[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 23, 2021	[8]
AMERICAN GROWTH FUND Series Two | CLASS E | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.06%
5 Years	rr_AverageAnnualReturnYear05	(9.71%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(4.08%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 23, 2021
AMERICAN GROWTH FUND Series Two | CLASS E | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.83%
5 Years	rr_AverageAnnualReturnYear05	(7.42%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.20%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 23, 2021

[1]	For the periods shown prior to June 5, 2020, the Fund returns reflect the Fund's performance prior to the change in the Fund's investment strategy to a sector fund in the cannabis industry.
[2]	For the periods shown prior to July 29, 2016, the Fund returns reflect the Fund's performance prior to the change in the Fund's investment strategy to focus on the cannabis business.
[3]	Purchases of $1,000,000 or more or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[4]	The acquired fund fees and expenses are based on estimated amounts for the current fiscal year.
[5]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets in the Financial Highlights Table below, which do not include acquired fund fees and expenses.
[6]	Fee Waiver Agreement was executed August 1, 2019.
[7]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets in the Financial Highlights Table below, which do not include acquired fund fees and expenses and fee waiver which started August 1, 2019.
[8]	Assumes redemption at end of time period.